Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Loans, including fees	$ 13,972	$ 16,362
Taxable securities	1,948	1,933
Tax exempt securities	1,439	1,374
FHLB stock	133	116
Other interest income	86	47
Total interest and dividend income	17,578	19,832
Interest expense:
Deposits	2,168	2,862
FHLB advances	969	1,209
Subordinated debentures	281	282
FDIC guaranteed unsecured borrowings	0	37
Federal funds purchased and other short-term borrowings	3	2
Total interest expense	3,421	4,392
Net interest income	14,157	15,440
Provision for loan losses	6	1,037
Net interest income after provision for loan losses	14,151	14,403
Noninterest income:
Service charges on deposits	442	453
ATM and debit card fees	433	413
Earnings on life insurance, net	414	387
Net gains on mortgage banking activities	810	1,234
Loan servicing fees, net	103	(26)
Net gains on securities	718	378
Net losses on sales of other assets	(381)	(311)
Other income	448	632
Total noninterest income	2,987	3,160
Noninterest expense:
Salaries and employee benefits	6,602	6,642
Occupancy and equipment	1,651	1,825
Data processing	628	525
Advertising	307	231
Bank examination fees	479	433
Amortization of intangibles	89	111
Collection and other real estate owned	303	204
FDIC insurance	308	336
Other expenses	1,531	1,475
Total noninterest expense	11,898	11,782
Income before income taxes	5,240	5,781
Income tax expense	1,227	1,496
Net income	$ 4,013	$ 4,285
Earnings per share (Note 23):
Basic (in usd per share)	$ 0.70	$ 0.72
Diluted (in usd per share)	$ 0.69	$ 0.72